Retirement-Related Benefits (Components of Net Period Income Cost) (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Defined Benefit Pension Plans
Retirement-related plans cost
Interest cost	$ 2,028	$ 2,211	$ 1,980
Expected return on plan assets	(3,953)	(4,096)	(3,981)
Amortization of prior service costs/(credits)	10	10	10
Recognized actuarial losses	1,654	1,056	1,790
Total net periodic pension/nonpension (income)/cost of defined benefit plans	(261)	(818)	(202)
Non-U.S. Defined Benefit Pension Plans
Retirement-related plans cost
Service cost	454	449	501
Interest cost	1,075	1,533	1,524
Expected return on plan assets	(1,919)	(2,247)	(2,195)
Amortization of transition assets	0	0	0
Amortization of prior service costs/(credits)	(98)	(111)	(119)
Recognized actuarial losses	1,581	1,400	1,600
Curtailments and settlements	35	26	0
Multi-employer plan/other costs	293	217	85
Total net periodic pension/nonpension (income)/cost of defined benefit plans	1,421	1,267	1,396
U.S. Nonpension Postretirement Benefit Plans
Retirement-related plans cost
Service cost	24	26	35
Interest cost	163	187	164
Expected return on plan assets	0	0	(1)
Amortization of prior service costs/(credits)	(7)	(7)
Recognized actuarial losses	39	0	21
Total net periodic pension/nonpension (income)/cost of defined benefit plans	218	206	218
Non-U.S. Nonpension Postretirement Plans
Retirement-related plans cost
Service cost	7	7	10
Interest cost	50	63	60
Expected return on plan assets	(7)	(9)	(9)
Amortization of transition assets	0	0	0
Amortization of prior service costs/(credits)	(5)	(5)	(5)
Recognized actuarial losses	10	11	23
Curtailments and settlements	0	0	0
Total net periodic pension/nonpension (income)/cost of defined benefit plans	55	66	$ 79
Litigation in Spain regarding defined benefit and defined contribution plans | Selling, general and administrative expense | Non-U.S. Defined Benefit Pension Plans
Retirement-related plans cost
Multi-employer plan/other costs	$ 233	$ 148